UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-6628

The Yacktman Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway

Building One, Suite 320

Austin, TX 78730

(Address of principal executive offices) (Zip code)

Donald A. Yacktman

Yacktman Asset Management Co.

6300 Bridgepoint Parkway

Building One, Suite 320

Austin, TX 78730

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 767-6700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

FORM N-Q

Item 1. Schedule of Investments.

The Yacktman Funds, Inc.

Schedules of Investments

September 30, 2006 (Unaudited)

The Yacktman Fund

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

Number
of Shares	Value

COMMON STOCKS - 77.9%
Banks - 1.7%
U.S. Bancorp	150,000	$4,983,000
Washington Mutual, Inc.(1)	40,000	1,738,800
		6,721,800
Beverages - 12.4%
Anheuser-Busch Cos., Inc. (1)	110,000	5,226,100
Coca-Cola Co.	820,000	36,637,600
PepsiCo, Inc. (1)	90,000	5,873,400
		47,737,100
Commercial Services & Supplies - 1.0%
H&R Block, Inc. (1)	180,000	3,913,200

Diversified Financials - 6.6%
AmeriCredit Corp.*(1)	575,000	14,369,250
Federal Home Loan
Mortgage Corp.	110,000	7,296,300
Federal National Mortgage
Association(1)	70,000	3,913,700
		25,579,250
Food Products - 12.7%
Cadbury Schweppes plc	180,000	7,698,600
Kraft Foods, Inc.(1)	375,000	13,372,500
Lancaster Colony Corp.	460,000	20,589,600
Wm. Wrigley Jr. Co.	159,000	7,323,540
		48,984,240
Household Products - 8.2%
Clorox Co.(1)	110,000	6,930,000
Colgate-Palmolive Co.(1)	75,000	4,657,500
Henkel KGaA	85,879	10,525,184
Unilever N.V.	390,000	9,570,600
		31,683,284
Industrial Conglomerates - 2.5%
Tyco International Ltd.	350,000	9,796,500

Number
of Shares	Value

Insurance - 3.8%
American International Group, Inc.	90,000	$5,963,400
Marsh & McLennan Cos., Inc.	80,000	2,252,000
MBIA, Inc.	40,000	2,457,600
MGIC Investment Corp.(1)	30,000	1,799,100
Quanta Capital Holdings Limited*	1,154,800	2,124,832
		14,596,932
IT Consulting & Services - 1.7%
First Data Corp.	160,000	6,720,000

Media - 10.0%
Discovery Holding Co., Class A*(1)	260,000	3,759,600
Interpublic Group of Cos., Inc.*(1)	481,155	4,763,435
Liberty Media Holding Corp.,
Interactive Series A*	650,000	13,247,000
Liberty Media Holding Corp.,
Capital Series A*	130,000	10,864,100
Viacom, Inc., Class B*	160,000	5,948,800
		38,582,935
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	150,000	3,738,000
Johnson & Johnson	130,000	8,442,200
Pfizer, Inc.(1)	470,000	13,329,200
		25,509,400
Real Estate - 0.4%
Trizec Properties, Inc.	60,000	1,734,600

Software - 6.9%
eBay Inc.*(1)	149,000	4,225,640
Microsoft Corp.(1)	818,000	22,355,940
		26,581,580
Specialty Retail - 2.4%
Home Depot, Inc.(1)	50,000	1,813,500
Wal-Mart Stores, Inc.(1)	150,000	7,398,000
		9,211,500
Tobacco - 1.0%
Altria Group, Inc.	50,000	3,827,500

Total Common Stocks
(cost $218,997,636)		301,179,821

Principal
Amount	Value

CORPORATE BONDS - 1.3%
Athena Nuero Financial, LLC,
7.25%, 2/21/08	$5,000,000	$5,006,250
Total Corporate Bonds
(cost $4,605,635)		5,006,250
SHORT-TERM INVESTMENTS - 42.7%
Commercial Paper - 20.6%
Chesham Finance, Ltd.,
5.27%(2), 10/2/06	15,049,000	15,046,797
General Electric Capital Corp.,
5.12%(2), 10/4/06	17,209,000	17,201,657
Prudential Funding, LLC,
5.12%(2), 10/4/06	17,209,000	17,201,657
Rabobank Financial Corp.,
5.27%(2), 10/2/06	15,049,000	15,046,797
UBS Financial Services, Inc.,
5.27%(2), 10/2/06	15,049,000	15,046,797
Total Commercial Paper
(cost $79,543,705)		79,543,705
Demand Note (variable rate) - 0.0%
U.S. Bancorp, 5.08%(3)	20,421	20,421
Total Demand Note
(cost $20,421)		20,421

Value

Other Short-Term Investment - 22.1%
Securities Lending Investment Account
(cost $85,474,806)	$85,474,806
Total Short-Term Investments
(cost $165,038,932)	165,038,932
Total Investments - 121.9%
(cost $388,642,203)	471,225,003
Other Assets Less Liabilities - 0.2%	681,339
Less Liability for Collateral
on Securities Loaned - (22.1)%	(85,474,806)
Net Assets - 100% (equivalent
to $16.25 per share based on
23,775,874 shares outstanding)	$386,431,536

* Non-income producing

(1) All or a portion of the securities have been committed for securities lending

(2) Yield to maturity

(3) Rate disclosed at September 30, 2006

The Yacktman Focused Fund

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

Number
of Shares	Value

COMMON STOCKS - 70.5%
Beverages - 11.5%
Coca-Cola Co.	225,000	$10,053,000
Commercial Services & Supplies - 1.8%
H&R Block, Inc.(1)	70,000	1,521,800

Diversified Financials - 7.8%
AmeriCredit Corp.*(1)	175,000	4,373,250
Federal Home Loan Mortgage Corp.	37,000	2,454,210
		6,827,460
Food Products - 10.6%
Kraft Foods, Inc.(1)	90,000	3,209,400
Lancaster Colony Corp.	100,000	4,476,000
Wm. Wrigley Jr. Co.	35,000	1,612,100
		9,297,500
Household Products - 9.2%
Clorox Co.(1)	30,000	1,890,000
Colgate-Palmolive Co.(1)	20,000	1,242,000
Henkel KGaA	25,000	3,063,958
Unilever N.V.	75,000	1,840,500
		8,036,458
Industrial Conglomerates - 2.9%
Tyco International Ltd.	90,000	2,519,100

Insurance - 1.8%
American International Group, Inc.	18,000	1,192,680
Quanta Capital Holdings Limited*	227,500	418,600
		1,611,280
Media - 10.4%
Discovery Holdings Co., Class A*(1)	67,000	968,820
Interpublic Group of Cos., Inc.*(1)	193,100	1,911,690
Liberty Media Holding Corp.,
Interactive Series A*	167,500	3,413,650
Liberty Media Holding Corp.,
Capital Series A*	33,500	2,799,595
		9,093,755
Pharmaceuticals - 4.8%
Johnson & Johnson	25,000	1,623,500
Pfizer, Inc.	90,000	2,552,400
		4,175,900

Number
of Shares	Value

Software - 6.9%
eBay Inc.*(1)	30,000	$850,800
Microsoft Corp.	190,000	5,192,700
		6,043,500
Specialty Retail - 2.8%
Home Depot, Inc.(1)	19,000	689,130
Wal-Mart Stores, Inc.	35,000	1,726,200
		2,415,330
Total Common Stocks
(cost $46,757,132)		61,595,083

Principal
Amount	Value

SHORT-TERM INVESTMENTS - 46.2%
Commercial Paper - 27.7%
Chesham Finance, Ltd.,
5.27%(2), 10/2/06	$4,163,000	4,162,391
General Electric Capital Corp.,
5.12%(2), 10/4/06	5,879,000	5,876,492
Prudential Funding, LLC,
5.12%(2), 10/4/06	5,879,000	5,876,492
Rabobank Financial Corp.,
5.27%(2), 10/2/06	4,163,000	4,162,390
UBS Financial Services, Inc.,
5.27%(2), 10/2/06	4,163,000	4,162,390
Total Commercial Paper
(cost $24,240,155)		24,240,155
Demand Note (variable rate) - 0.5%
U.S. Bancorp, 5.08%(3)	464,097	464,097
Total Demand Note
(cost $464,097)		464,097

Value

Other Short-Term Investment - 18.0%
Securities Lending Investment Account
(cost $15,711,688)	$15,711,688
Total Short-Term Investments
(cost $40,415,940)	40,415,940
Total Investments - 116.7%
(cost $87,173,072)	102,011,023
Other Assets Less Liabilities - 1.3%	1,100,331
Less Liability for Collateral
on Securities Loaned - (18.0)%	(15,711,688)
Net Assets - 100% (equivalent
to $16.58 per share based on
5,272,710 shares outstanding)	$87,399,666

* Non-income producing

(1) All or a portion of the securities have been committed for securities lending

(2) Yield to maturity

(3) Rate disclosed at September 30, 2006

The Yacktman Funds, Inc.

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2006 (Unaudited)

ORGANIZATION

The Yacktman Funds, Inc. (comprised of The Yacktman Fund and The Yacktman Focused Fund, hereafter referred to as the “Funds”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund that commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective. Yacktman Asset Management Co. is the Funds’ investment adviser (the “Adviser”).

Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price when ever a furnished price is significantly different from the previous day’s furnished price. Options written or purchased by the Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the funds determine their net asset value per share.

Options- Premiums received by the Yacktman Focused Fund upon writing options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current value of the options are recorded in unrealized gains and losses. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The fund continues to bear the risk of adverse movements in the price of the underlying security during the period of the option, although any potential loss would be reduced by the amount of option premium received. The Yacktman Focused Fund had no activity in written options for the period ended September 30, 2006.

Other – Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

SECURITIES LENDING

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Each Fund has an individual interest of cash collateral contributed, although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income generated from lending transactions is allocated 60% to the Funds and 40% to the custodian. As of September 30, 2006, The Yacktman Fund had on loan securities valued at $82,408,000 and collateral of $85,474,806 and the Yacktman Focused Fund had on loan securities valued at $14,955,274 and collateral of $15,711,688.

The cash collateral received by the Funds was pooled and at September 30, 2006, was pooled and invested in the following:

Security Type	Security Name	Market Value
Cash		$(425)
Commercial Paper	Chesham Finance	3,998,190
Commercial Paper	FenWay Funding LLC	4,985,987
Commercial Paper	Thornburg Mortgage	4,980,861
Commercial Paper	RAMS Funding LLC	4,981,597
Commercial Paper	Concord	6,000,000
Commercial Paper	KKR Atlantic	1,991,167
Commercial Paper	OCALA Funding LLC	4,977,917
Commercial Paper	Mint II LLC	4,979,272
Commercial Paper	CCN Independent	4,000,000
Commercial Paper	Leafs LLC	5,426,720
Commercial Paper	Premium Asset Trust	6,000,000
Commercial Paper	Metlife Global Funding	7,000,000
Commercial Paper	Bayerische Landes	3,000,000
Money Market	AIM Short Term Liquid Asset Fund	4,865,208
Repurchase Agreement	CS First Boston	10,000,000
Repurchase Agreement	Morgan Stanley	24,000,000

Security Type	Security Name	Maturity Rate	Maturity Date
Cash
Commercial Paper	Chesham Finance	5.43%	10/02/06
Commercial Paper	FenWay Funding LLC	5.32%	10/02/06
Commercial Paper	Thornburg Mortgage	5.32%	10/02/06
Commercial Paper	RAMS Funding LLC	5.32%	10/06/06
Commercial Paper	Concord	5.30%	10/16/06
Commercial Paper	KKR Atlantic	5.32%	10/20/06
Commercial Paper	OCALA Funding LLC	5.32%	10/25/06
Commercial Paper	Mint II LLC	5.35%	10/26/06
Commercial Paper	CCN Independent	5.46%	04/16/07
Commercial Paper	Leafs LLC	5.33%	04/20/07
Commercial Paper	Premium Asset Trust	5.48%	06/01/07
Commercial Paper	Metlife Global Funding	5.42%	04/28/08
Commercial Paper	Bayerische Landes	5.38%	12/24/15
Money Market	AIM Short Term Liquid Asset Fund	5.21%
Repurchase Agreement	CS First Boston	5.43%	10/02/06
Repurchase Agreement	Morgan Stanley	5.40%	10/02/06

TAX INFORMATION

The following information for the Funds is presented on an income tax basis as of

September 30, 2006:

	The Yacktman Fund	The Yacktman Focused Fund
Cost of investments	$388,671,280	$87,433,442
Gross unrealized appreciation	$84,305,571	$15,256,275
Gross unrealized depreciation	(1,751,848)	(678,694)
Net tax unrealized appreciation	$82,553,723	$14,577,581

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Yacktman Funds, Inc.

By:	/s/ Donald A. Yacktman
Donald A. Yacktman Principal Executive Officer
Date:	November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald A. Yacktman
Donald A. Yacktman Principal Executive Officer
Date:	November 17, 2006

By:	/s/ Donald A. Yacktman
Donald A. Yacktman Principal Financial Officer
Date:	November 17, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)